RESTRICTED STOCK UNITS - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 24, 2016	Sep. 22, 2016	Sep. 30, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved			160,000
Vesting period			3 years
Share-based payment award, award vesting period			1/3
Restricted Stock Units Forfeited by Management Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU settled (in shares)		11,744
Restricted Stock Units Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit expense				$ 0	$ 10	$ 10
Restricted Stock Units (RSUs) [Member] | Vesting on first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate			33.33%
Restricted Stock Units (RSUs) [Member] | Vesting on second anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate			33.33%
Restricted Stock Units (RSUs) [Member] | Vesting on third anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate			33.33%
Equity Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for Equity Incentive Plan (in shares)	19,954